PROSPECTUS

                                DECEMBER 29, 1999



This Prospectus describes the shares of a family of institutional mutual funds managed by LM Institutional Advisors, Inc.

LM INSTITUTIONAL FUND ADVISORS I
Western Asset Government Money Market Portfolio
Western Asset Money Market Portfolio
Western Asset Intermediate Portfolio
Western Asset Intermediate Plus Portfolio
Western Asset Core Portfolio
Western Asset Core Plus Portfolio
Western Asset High Yield Portfolio
Western Asset Non-U.S. Fixed Income Portfolio
Western Asset Global Strategic Income Portfolio
Western Asset Enhanced Equity Portfolio

LM INSTITUTIONAL FUND ADVISORS II
LM Value Institutional Portfolio
LM Special Investment Institutional Portfolio
LM Total Return Institutional Portfolio
LM Balanced Institutional Portfolio
Batterymarch U.S. MidCapitalization Equity Portfolio
Batterymarch U.S. Small Capitalization Equity Portfolio
Batterymarch International Equity Portfolio
Batterymarch Emerging Markets Portfolio


These securities have not been approved or disapproved by the Securities and
Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
                                                              LM Institutional
                                                           ---------------------
                                                           Advisors Incorporated
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TABLE OF CONTENTS
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
PROSPECTUS SUMMARY................................................................................................3

DESCRIPTION OF EACH PORTFOLIO, ITS INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................3

PRINCIPAL RISKS..................................................................................................14

PERFORMANCE INFORMATION..........................................................................................19

FEES AND EXPENSES................................................................................................21

MANAGEMENT OF THE PORTFOLIOS ....................................................................................28

PURCHASE OF SHARES ..............................................................................................30

DISTRIBUTION PLANS...............................................................................................32

REDEMPTION OF SHARES.............................................................................................33

EXCHANGE PRIVILEGE...............................................................................................34

NET ASSET VALUE..................................................................................................34

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS......................................................................35

TAX INFORMATION..................................................................................................35

FINANCIAL HIGHLIGHTS.............................................................................................37

APPENDIX A -- PRIOR PERFORMANCE OF LMIFA II ADVISERS' OTHER ACCOUNTS..............................................42
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PROSPECTUS SUMMARY

General

LM Institutional Fund Advisors I, Inc. ("LMIFA I") consists of the following portfolios: Western Asset Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Intermediate Portfolio, Western Asset Intermediate Plus Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset High Yield Portfolio, Western Asset Non-U.S. Fixed Income Portfolio, Western Asset Global Strategic Income Portfolio and Western Asset Enhanced Equity Portfolio.

LM Institutional Fund Advisors II, Inc. ("LMIFA II") consists of the following portfolios: LM Value Institutional Portfolio, LM Special Investment Institutional Portfolio, LM Total Return Institutional Portfolio, LM Balanced Institutional Portfolio, Batterymarch U.S. MidCapitalization Equity Portfolio, Batterymarch U.S. SmallCapitalization Equity Portfolio, Batterymarch International Equity Portfolio and Batterymarch Emerging Markets Portfolio.


Manager and Advisers

LM Institutional Advisors, Inc. (the "Manager") serves as the investment manager to each Portfolio. Legg Mason Fund Adviser, Inc. ("LMFA"), Batterymarch Financial Management, Inc. ("Batterymarch"), Western Asset Management Company ("Western Asset") and Western Asset Global Management Limited ("WAGM") serve as the investment advisers to the various Portfolios as noted below. LMFA, Batterymarch, Western Asset and WAGM are referred to as "Advisers."

DESCRIPTION OF EACH PORTFOLIO, ITS INVESTMENT OBJECTIVE AND
PRINCIPAL INVESTMENT STRATEGIES

The investment objective and policies for each Portfolio are stated below. There is no assurance a Portfolio will meet its objectives.

WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO
Adviser:      Western Asset
Objective:    High current income consistent with liquidity and conservation of principal

The Portfolio is a money market fund that seeks to maintain a net asset value of $1.00 per share by investing in government money market instruments. To achieve its objective, the Portfolio generally adheres to the following practices:

o It invests only in obligations of the U.S. Government and its agencies and instrumentalities, repurchase agreements secured by such instruments and in U.S. dollar-denominated debt obligations of "supranational organizations." "Supranational organizations" are non-governmental entities designated or supported by a government or governmental entity to promote economic development, such as the European Community, the International Monetary Fund, the United Nations and the World Bank.
o It buys instruments maturing in 397 days or less. It can also buy certain variable and floating rate securities.
o It maintains a dollar-weighted average portfolio maturity of 90 days or less.
o    It may purchase or sell securities on a forward commitment basis.
o It may engage in reverse repurchase agreements and other borrowings as permitted by applicable law.

Among the principal risks of investing in the Portfolio are Interest Rate Risk and Credit Risk. Please see "Principal Risks" for a discussion of these and other risks.

                                                                               3
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Western Asset Money Market Portfolio

Adviser:      Western Asset
Objective:    High current income consistent with liquidity and conservation of principal

The Portfolio is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the Portfolio generally adheres to the following practices:

o It generally invests in money market instruments, such as:

      (i)  U.S. government obligations
     (ii)  municipal obligations
     (iii) instruments such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances issued by domestic and foreign banks and savings and loan institutions that have over $1 billion in total assets or where the principal amount is insured by the Federal Deposit Insurance Corporation
     (iv)  repurchase agreements
     (v) commercial paper and other short-term investments o It invests only in "high quality" money market instruments. "High quality"
     money market instruments are those that: (i) have received one of the two highest ratings by two or more Nationally Recognized Statistical Rating Organizations ("NRSRO"); (ii) receive one of the two highest ratings by one NRSRO if only one has rated the security; or (iii) if unrated, are determined by Western Asset to be of comparable quality.
o It may not invest more than 5% of its total assets in the "first tier" securities of any one issuer (except for U.S. government obligations). "First tier" securities are those that: (i) have been rated in the highest rating category by two NRSROs; (ii) receive the highest rating by one NRSRO if only one has rated the security; or (iii) if unrated, are determined by Western Asset to be of comparable quality.
o It may not invest more than 1% of its total assets or $1 million (whichever is greater) in the "second tier" securities of any one issuer. "Second tier" securities are all "high quality" securities that are not "first tier" securities.
o It may not invest more than 5% of its total assets in "second tier" securities.
o It may invest only in U.S. dollar-denominated securities. These include foreign investments denominated in U.S. dollars.
o    It may engage in reverse repurchase agreements and make other borrowings.
o It buys money market securities maturing in 397 days or less. It can also buy certain variable and floating rate securities.
o    It may purchase or sell securities on a forward commitment basis.
o It maintains a dollar-weighted average portfolio maturity of 90 days or less.

Among the principal risks of investing in the Portfolio are Interest Rate Risk and Credit Risk. Please see "Principal Risks" for a discussion of these and other risks.

WESTERN ASSET INTERMEDIATE PORTFOLIO, WESTERN ASSET INTERMEDIATE PLUS PORTFOLIO, WESTERN ASSET CORE PORTFOLIO, WESTERN ASSET CORE PLUS PORTFOLIO
Advisers:     Western Asset and WAGM (non-U.S. portions of Intermediate Plus and
              Core Plus Portfolios)
Objective:    Maximize  total  return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for each Portfolio

Each of these Portfolios invests in a portfolio of fixed income securities of various maturities. To achieve their objectives, the Portfolios invest primarily in:

o    U.S. Government obligations
o    mortgage- and other asset-backed securities
o U.S. dollar-denominated obligations of foreign governments, international agencies or supranational organizations
o U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers

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In addition to the foregoing principal investment strategies, the Portfolios are also permitted to:

o    purchase other securities and instruments, including:

     (i)      preferred stocks
     (ii)     structured notes
     (iii)    municipal obligations
     (iv)     convertible securities
     (v)      pay-in-kind securities and zero coupon bonds
     (vi) certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks
     (vii) commercial paper and other short-term investments o invest up to 25% of their total assets in the securities of foreign issuers o buy or sell futures contracts and options for both hedging and non-hedging purposes, including for purposes of enhancing returns o buy or sell securities on a forward commitment basis o lend its portfolio securities o engage in foreign currency exchange transactions o engage in repurchase agreements and reverse repurchase agreements o borrow money for temporary or emergency purposes

Each of the Portfolios may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Each Portfolio in this group differs from the others in terms of its investment policies regarding its target dollar weighted average duration, and the two "Plus" Portfolios, the Intermediate Plus and Core Plus, differ from the other Portfolios in terms of their policies with respect to U.S. dollar-denominated securities and the credit quality of their investments. These differences are summarized in the following table. "Duration" refers to the range within which the dollar weighted average duration of a Portfolio is expected to fluctuate. With respect to the Core and Core Plus Portfolios, the average duration is expected to range within 20% of the duration of the domestic bond market as a whole (normally four to six years, although this may vary) as measured by Western Asset. "Foreign Currency Exposure" refers to whether a Portfolio presently intends to limit its investments to U.S. dollar-denominated securities. "Credit Quality" refers to the percentage of a Portfolio's net assets that may be invested in debt securities that are rated, at the time of purchase, below investment grade, but at least B or higher by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The continued holding of securities downgraded below investment grade or, if unrated, determined by Western Asset to be of comparable quality, will be evaluated by Western Asset on a case by case basis.

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
  PORTFOLIO                DURATION           FOREIGN CURRENCY EXPOSURE                 CREDIT QUALITY

  Intermediate             2-4 Years          U.S. Dollar-Denominated Only              Currently Anticipates No Securities
                                                                                        Below Investment Grade
--------------------------------------------------------------------------------------------------------------------------
  Intermediate Plus        2-4 Years          The Portfolio may invest up to 20%        Up to 15%
                                              of its total assets in non-U.S. dollar    Below Investment Grade
                                              denominated securities.
--------------------------------------------------------------------------------------------------------------------------
  Core                     Generally          U.S. Dollar-Denominated Only              Currently Anticipates No Securities
                           4-6 Years                                                    Below Investment Grade
--------------------------------------------------------------------------------------------------------------------------
  Core Plus                Generally          The Portfolio may invest up to 20%        Up to 15%
                           4-6 Years          of its total assets in non-U.S. dollar-   Below Investment Grade
                                              denominated securities.
-------------------------------------------------------------------------------------------------------------------------

Among the principal risks of investing in these Portfolios are Interest Rate Risk, Credit Risk,CallRisk, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Borrowing Risk, Derivatives Risk and Hedging Risk. In addition to those risks, Special Risks of High Yield Securities, Liquidity Risk and Currency Risk are among the principal risks of investing in the Intermediate Plus and Core Plus Portfolios. Please see "Principal Risks" for a discussion of these and other risks.

WESTERN ASSET HIGH YIELD PORTFOLIO
Adviser:    Western Asset
Objective:  Maximize total return, consistent with prudent investment management

Under normal market conditions, the Portfolio will invest at least 75% of its total assets in U.S. dollar-denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." Western Asset expects that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in such securities.

To achieve its objective, the Portfolio may also make other investments, including:

o mortgage- and other asset-backed securities o municipal obligations o variable and floating rate debt securities o commercial paper and other short-term investments o corporate obligations ("Corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities.)
o    common stocks and warrants
o certificates of deposit, fixed time deposits and bankers' acceptances issued by domestic banks

 The Portfolio is also permitted to:

o invest up to 25% of its total assets in foreign currency-denominated foreign securities
o buy or sell futures contracts and options for both hedging and non-hedging purposes, including for purposes of enhancing returns
o engage in foreign currency exchange transactions o lend its portfolio securities o borrow money for temporary or emergency purposes o buy or sell securities on a forward commitment basis o engage in repurchase agreements and reverse repurchase agreements

 The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk,CallRisk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Market Risk, Foreign Securities Risk, Liquidity Risk, Borrowing Risk, Emerging Markets Risk, Currency Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
Adviser:    WAGM
Objective:  Maximize total return, consistent with prudent investment management

Under normal market conditions, the Portfolio invests at least 75% of its total assets in debt and fixed income securities denominated in major foreign currencies. WAGM anticipates that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in securities of foreign issuers and that these foreign issuers will represent at least three foreign countries. Under current market conditions, the Portfolio expects that substantially all of its currency risk will be hedged to U.S. dollars.

To achieve its objective, the Portfolio may invest in a variety of securities, including:

o U.S. dollar-denominated or foreign currency-denominated obligations of foreign governments, international agencies or supranational entities
o foreign currency exchange-related securities, including foreign currency warrants
o U.S. Government obligations o mortgage- and other asset-backed securities o variable and floating rate debt securities o commercial paper and other short-term investments o corporate obligations o certificates of deposit, fixed time deposits and bankers' acceptances o loan participations and assignments o indexed securities and structured notes o repurchase agreements

The Portfolio may also:

o    engage in reverse repurchase agreements
o    borrow money for temporary or emergency purposes
o buy or sell futures contracts and options for both hedging and non-hedging purposes, including for purposes of enhancing returns
o buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options
o enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns
o    loan its portfolio securities

The Portfolio does not currently intend to invest in securities that are rated at the time of purchase below investment grade, although it may do so if market conditions are favorable. The Portfolio is "non-diversified" within the meaning of the Investment Company Act. See "Principal Risks--Non-Diversification." WAGM anticipates that from time to time over 25% of the Portfolio's assets may be invested in securities of issuers located in a single country. Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities. The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk,CallRisk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Market Risk, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Borrowing Risk, Derivatives Risk, Liquidity Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO
Advisers:     WAGM (non-U.S. portion) and Western Asset (U.S. portion)
Objective:    Income and capital appreciation

To achieve its investment objective, the Portfolio invests primarily in various types of U.S. dollar-denominated and foreign currency-denominated fixed income securities, including:

o    U.S. and foreign corporate fixed income securities
o Debt obligations of corporate and governmental issuers in emerging market countries (These include "Brady Bonds"; bonds issued as a result of a debt restructuring plan; Eurobonds; domestic and international bonds issued under the laws of a developing country; and emerging market loans.)
o sovereign debt obligations of developed nations, including those of the United States
o    debt obligations of "supranational organizations"
o    mortgage- and other asset-backed securities

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The Portfolio may invest in a variety of other securities, including:

o foreign currency exchange-related securities, including foreign currency warrants
o variable and floating rate debt securities o commercial paper and other short-term investments o municipal obligations o certificates of deposit, fixed time deposits and bankers' acceptances o loan participations and assignments o indexed securities and structured notes o repurchase agreements

The Portfolio may invest up to 60% of its net assets in securities that are rated at the time of purchase below investment grade or are of comparable quality at the time of purchase as determined by WAGM or Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

The Portfolio may also:

o engage in reverse repurchase agreements o borrow money for temporary or emergency purposes o loan its portfolio securities o buy or sell futures contracts and options for both hedging and non-hedging purposes, including for purposes of enhancing returns
o buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options
o enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns

Under normal market conditions, the Portfolio will invest at least 80% of its total assets in securities of issuers representing at least three countries (one of which may be the U.S.) and at least 65% of its total assets in income producing securities. Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting issuers within that country or currency than would a more diversified portfolio of securities.

The Portfolio is "non-diversified" within the meaning of the Investment Company Act. See "Principal Risks--Non-Diversification."

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Borrowing Risk, Derivatives Risk, Liquidity Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

WESTERN ASSET ENHANCED EQUITY PORTFOLIO
Adviser:      Western Asset
Objective:    Long-term total return

The Portfolio's assets will be comprised of two components: an equity component and a fixed income component.

o The equity component will generally maintain full exposure to the U.S. equity market as represented by the S&P 500 Index (the "Index").
o The fixed income component will try to generate interest and gains in excess of the Portfolio's expenses, including transaction costs related to its investments.

The Portfolio expects that its performance will approximate that of the Index, with the extent to which the Portfolio outperforms or underperforms the Index depending largely, but not exclusively, on whether the fixed income component has earned sufficient amounts to offset the Portfolio's expenses. Up to 10% of the Portfolio's net assets may be invested in securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase (commonly known as "junk bonds" or "high yield bonds") and up to 20% of its net assets may be invested in foreign securities. The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders. The following information summarizes the investment practices of the Portfolio's two components.

Equity Component

The Portfolio's equity component invests primarily in: (i) common stocks that are represented in the Index ("S&P stocks") and (ii) stock index futures, options on stock indexes, options on stock index futures and other derivative instruments that are based on the Index ("S&P derivatives").

The Equity Component of the Portfolio adheres to the following practices:

o    it may invest in any combination of S&P stocks and S&P derivatives.
o it currently plans to invest predominantly, and likely exclusively, in S&P derivatives.
o it will not be limited to purchasing S&P stocks in the same proportion as such stocks are weighted in the Index.
o it will seek to remain invested in S&P stocks and S&P derivatives even when the Index is declining.

The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard and Poor's ("S&P") chooses the stocks to be included in the Index solely on a statistical basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. The Portfolio is neither sponsored by nor affiliated with S&P.

Fixed Income Component

The fixed income component will invest primarily in the following types of fixed income securities:

o    U.S. Government obligations
o securities of non-governmental domestic or foreign issuers o municipal securities o mortgage- and other asset-backed securities o preferred stocks o obligations of foreign governments, international agencies or supranational entities

The fixed income component may also invest in other securities or instruments, including:

     (i) certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks
     (ii) commercial paper and other short-term investments (iii) engage in repurchase agreements, reverse repurchase agreements and other borrowings
     (iv) purchase or sell futures contracts and options (v) engage in foreign currency exchange transactions

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk,CallRisk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Borrowing Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

LM VALUE INSTITUTIONAL PORTFOLIO
Adviser:      LMFA
Objective:    Long-term growth of capital

The Portfolio invests primarily in equity securities (including common and preferred stocks), and securities convertible into equity securities, that, in the Adviser's opinion, offer the potential for capital growth. The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more. The Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Adviser typically sells a security when, in the Adviser's assessment, the security no longer appears to offer a long-term above average risk-adjusted rate of return, when a more compelling investment opportunity is found, or when the investment basis no longer applies.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in convertible and/or debt securities rated below investment grade, i.e., not rated at least BBB by Standard & Poor's or Baa by Moody's Investors Service, Inc. or, if unrated by those entities, deemed by the Adviser to be of comparable quality, and commonly referred to as junk bonds.

For temporary purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. The Portfolio may not achieve its investment objective when so invested.

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Borrowing Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

LM SPECIAL INVESTMENT INSTITUTIONAL PORTFOLIO
Adviser:      LMFA
Objective:    Capital appreciation

The Portfolio invests primarily in equity securities, and securities convertible into equity securities, of companies whose market capitalizations are typically classified as small to mid-sized. The Adviser defines small to mid-sized companies as those below the top 500 U.S. companies in terms of market capitalization. It also invests in "special situations" without regard to market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of the Adviser, make them attractive for investment. Such developments may include actual or anticipated: sale or termination of an unprofitable part of the company's business; change in the company's management or in management's philosophy; a basic change in the industry in which the company operates; introduction of new products or technologies; or the prospect or effect of acquisition or merger activities.

The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more.

The Portfolio also invests in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 35% of its net assets in debt securities rated below investment grade, i.e., rated below BBB/Baa (or, if unrated, determined by the Adviser to be of comparable quality) and commonly referred to as junk bonds. The Portfolio may invest up to 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings.

The Adviser typically sells a security when, in the Adviser's assessment, the security no longer appears to offer a long-term above average risk-adjusted rate of return, when a more compelling investment opportunity is found, or when the investment basis no longer applies.

For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. The Portfolio may not achieve its investment objective when so invested.

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Borrowing Risk, and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

LM TOTAL RETURN INSTITUTIONAL PORTFOLIO
Adviser:      LMFA
Objective:    Capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk

The Portfolio invests primarily in securities that, in the Adviser's opinion, offer the potential for long-term capital growth and attractive current income. The Portfolio invests primarily in common stocks, debt securities, and securities convertible into common stocks, but is not limited to these types of securities. The Portfolio may invest in securities that do not pay current income but do, in the Adviser's opinion, offer prospects for capital appreciation and/or future income. The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its costs of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more. The Portfolio may invest in companies of any size.

The Adviser typically sells a security when, in the Adviser's assessment, the security no longer appears to offer long-term attractive total returns at reasonable risk, when a more compelling investment opportunity is found, or when the investment basis no longer applies. The Portfolio may invest in money market securities for temporary defensive purposes or when cash is temporarily available. The Portfolio may not achieve its investment objective when so invested. Consistent with the investment objective, the Portfolio may also invest in debt securities when the Adviser believes the return on such securities may equal or exceed the return on equity securities. The Portfolio may invest in debt securities of any maturity of both foreign and domestic issuers without regard to rating, and may invest its assets in debt securities without regard to a percentage limit. The Adviser currently anticipates that under normal market conditions the Portfolio will invest no more than 50% of its total assets in intermediate-term and long-term debt securities and no more than 5% of its total assets in debt securities not rated investment grade (commonly referred to as junk bonds).

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk,CallRisk, Special Risks of High Yield Securities, Liquidity Risk, Borrowing Risk, Foreign Securities Risk, Currency Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

LM BALANCED INSTITUTIONAL PORTFOLIO
Adviser:      LMFA
Objective:    Long-term capital appreciation and current income

The Portfolio is a "fund of funds" which is comprised of two separate investment components: an equity component and a fixed income component. The equity component will consist solely of Institutional Class shares of the LM Value Institutional Portfolio ("Value Institutional Portfolio"), a series of LM Institutional Fund Advisors II, Inc., while the fixed income component will consist solely of Institutional Class shares of the Western Asset Core Portfolio ("Core Portfolio"), a series of LM Institutional Fund Advisors I, Inc. The investment objectives, principal investment strategies and related risks of the Core Portfolio and the Value Institutional Portfolio are described elsewhere in this Prospectus.

LMFA, the Portfolio's Adviser, will be responsible for allocating assets between the two components. LMFA currently anticipates that under normal market conditions approximately 60% of the Portfolio's total assets will be allocated to the equity component and approximately 40% will be allocated to the fixed income component. However, LMFA reserves the right to vary these percentages, as it deems appropriate and market opportunities arise, subject to the limitation that, under normal market conditions, at least 25% of the Portfolio's total assets will be allocated to the fixed income component. The Portfolio may also hold cash or other short-term investments.

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BATTERYMARCH U.S. MIDCAPITALIZATION EQUITY PORTFOLIO
Adviser:      Batterymarch
Objective:    Long-term capital appreciation

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies with medium market capitalizations domiciled, or having their principal activities, in the United States. The Adviser defines medium market capitalization companies as those with market capitalizations similar, in its judgment, to the market capitalization of companies in the Standard & Poor's MidCap 400 Index, determined at the time of the Portfolio's investment. The S&P MidCap 400 Index is a market weighted composite index of 400 stocks in the middle capitalization sector of the U.S. equities market. A company that was a medium market capitalization company at the time of the Portfolio's investment will continue to be treated as such for purposes of the 65% test, even if its market capitalization is no longer similar to that of companies in the S&P MidCap 400 Index.

Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The Portfolio may also invest in securities of companies in the form of American Depository Receipts, which are typically dollar-denominated instruments traded on an exchange in the United States.

The Adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the Portfolio's investable universe by relative attractiveness. The quantitative factors within this model reflect a style neutral investment philosophy and are intended to measure growth, value, fundamental expectations and technical indicators.

In addition to its principal investment strategies, the Portfolio may engage in other transactions. For example, although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or fixed income securities, cash and money market instruments, including repurchase agreements. Under normal market conditions, up to 5% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment companies, engage in foreign currency exchange transactions and engage in futures and options transactions.

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk, Borrowing Risk, Liquidity Risk, Derivatives Risk, Special Risks of High Yield Securities and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO
Adviser:      Batterymarch
Objective:    Long-term capital appreciation

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States. The Adviser defines small market capitalization companies as those whose market capitalizations are similar, in its judgment, to the market capitalization of companies in the Russell 2000 Index, determined at the time of the Portfolio's investment. The Russell 2000 Index is a capitalization-weighted broad based index of 2000 small capitalization U.S. companies. A company that was a small market capitalization company at the time of the Portfolio's investment will continue to be treated as such for purposes of the 65% test, even if its market capitalization is no longer similar to that of companies in the Russell 2000 Index.

Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The Portfolio may also invest in securities of companies in the form of American Depository Receipts which are typically dollar-denominated instruments traded on an exchange in the United States.

The Adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the Portfolio's investable universe by relative attractiveness on a daily basis. The quantita-

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
tive factors within this model reflect a style neutral investment philosophy and are intended to measure growth, value, fundamental expectations and technical indicators.

In addition to its principal investment strategies, the Portfolio may engage in other transactions. For example, although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or fixed income securities, cash and money market instruments, including repurchase agreements. Under normal market conditions, up to 5% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment companies, engage in foreign currency exchange transactions and engage in futures and options transactions.

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk, Borrowing Risk, Liquidity Risk, Derivatives Risk, Special Risks of High Yield Securities and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

BATTERYMARCH INTERNATIONAL EQUITY PORTFOLIO
Adviser:      Batterymarch
Objective:    Long-term total return

Under normal market conditions, the Portfolio will invest substantially all of its assets, but in any event at least 65% of its total assets, in non-U.S. equity securities.

The primary focus of the Adviser is stock selection, with a secondary focus on country allocation. The Adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the Portfolio's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks the 2,800 stocks in the Portfolio's investable universe by relative attractiveness on a daily basis. The quantitative factors within this model are intended to measure growth, value, fundamental expectations and technical indicators (i.e., supply and demand).

Country allocation for the developed markets portion of the Portfolio is based on rankings generated by the Adviser's proprietary country model. The Adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, United Kingdom, France, Canada and Germany.

The Portfolio may invest up to 35% of its total assets in emerging market equity securities. The Adviser's investment strategy for the emerging markets portion of the Portfolio represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies which the Adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the Portfolio also combines quantitative and fundamental approaches.

The Portfolio will normally be invested across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. However, more than 25% of the Portfolio's total assets may be invested in securities of issuers located in a single country, which is currently expected to be the case with respect to both Japan and the United Kingdom. Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The Portfolio may invest without limit in cash and money market instruments, including repurchase agreements, in circumstances when cash is temporarily available, or for temporary defensive purposes when the Adviser believes such action is warranted by abnormal market or economic situations. The Portfolio may not achieve its investment objectives when so invested. Up to 5% of the Portfolio's total assets may be rated below investment grade or, if unrated, determined by the Adviser to be below investment grade. The Adviser may also seek to enhance portfolio returns through active currency hedging strategies, although there can be no assurances that such strategies will be pursued or, if pursued, will be successful.

Among the principal risks of investing in the Portfolio are Market Risk, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Borrowing Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" for a discussion of these and other risks.

                                                                              13
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BATTERYMARCH EMERGING MARKETS PORTFOLIO
Adviser:      Batterymarch
Objective:    Long-term capital appreciation

Under normal market conditions, the Portfolio will invest substantially all of its assets, but in any event at least 65% of its total assets, in equity securities and convertible securities of emerging market issuers. Emerging market countries are those countries having less fully developed economic and political systems and include any country: (i) having an "emerging stock market" or considered a "frontier market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development ("World Bank"); (iii) listed in World Bank publications as developing; or (iv) included in the Morgan Stanley Capital International (MSCI) Emerging Markets published index. Emerging market equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics that are: (1) publicly traded on emerging market stock exchanges, or whose principal trading market is over-the-counter (i.e., off-exchange) in an emerging market country; (2) securities denominated in any currency if issued by companies to finance operations in an emerging market country; (3) securities of companies that derive a substantial portion (i.e., in excess of 50%) of their total revenues from goods or services produced in, or sales made in, emerging market countries; (4) securities of companies organized under the laws of an emerging market country or region, which are publicly traded in securities markets elsewhere; or (5) American depositary receipts ("ADRs") (or similar instruments) with respect to the foregoing.

The Portfolio intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

More than 25% of the Portfolio's total assets may be invested in securities of issuers located in a single country. Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The Adviser focuses on higher-quality, dominant emerging markets companies which the Adviser believes to have strong growth prospects and reasonable valuations, selected from an investable universe of approximately 1,000 stocks. The Adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the Adviser with tested quantitative valuation disciplines in those markets where reliable data is available. In determining country allocation, the Adviser also merges quantitative and fundamental approaches.

The Portfolio may invest without limit in cash and money market instruments, including repurchase agreements, in circumstances when cash is temporarily available, or for temporary defensive purposes when the Adviser believes such action is warranted by abnormal market or economic situations. The Portfolio may not achieve its investment objective when so invested. Up to 10% of the Portfolio's total assets may be rated below investment grade or, if unrated, determined by the Adviser to be below investment grade (i.e., rated below BBB/Baa and commonly referred to as junk bonds).

Among the principal risks of investing in the Portfolio are Market Risk, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Borrowing Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" for a discussion of those and other risks.

PRINCIPAL RISKS

IN GENERAL

At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any of these Portfolios because: (1) the value of the investments it owns changes, sometimes rapidly and unpredictably; (2) the Portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly; or (3) unforeseen occurrences in the securities markets negatively affect the Portfolio.

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
An investment in the Western Asset government Money Market and Western Asset MoneyMarket Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Western Asset Government Money Market and Western Asset Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.

The following risks apply to the Portfolios. You should read this section carefully before you invest in order to learn more about the Portfolio in which you will invest.

MARKET RISK

Certain of the Portfolios may invest, directly or indirectly, substantially all of their assets in equity securities. Prices of equity securities generally fluctuate more than those of other securities. A Portfolio may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole. The Batterymarch International Equity Portfolio and the Batterymarch Emerging Markets Portfolio invest primarily in foreign equity securities. Foreign securities have additional risks, see "Foreign Securities Risk" and "CurrencyRisk" below.

Securities of "small cap" companies, such as those in which the Batterymarch U.S. SmallCapitalizationEquity Portfolio may invest, entail special risks. Such companies often have limited operating histories and may have more restricted product lines or more limited financial resources than larger, more established companies. For these and other reasons, they may be more severely affected by economic downturns or other adverse developments than are larger, more established companies. Securities of "small cap" companies may be traded "over-the-counter" and often trade less frequently and in more limited volume, may be subject to greater volatility and may be more difficult to value than securities of larger, more established companies. "Small cap" companies are often involved in actual or anticipated reorganizations or restructurings, which involve special risks, including difficulty in obtaining information as to the financial condition of such companies and the fact that market prices of such companies' securities are subject to sudden and erratic price volatility. The securities of "mid-sized" companies, such as those in which the Batterymarch U.S. MidCapitalization Equity Portfolio may invest, share many of these same risks.

FOREIGN SECURITIES RISK

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a Portfolio to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments.

In addition, a Portfolio's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, complications with the European markets' conversion to the Euro, confiscatory taxation, political or financial instability and diplomatic developments which could effect the value of a Portfolio's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

EMERGING MARKETS RISK

The risks of foreign investment are greater for investments in emerging markets. Among others, these types of investments can include not only equity securities, but also "Brady Bonds," bonds issued as a result of a debt restructuring plan, Eurobonds, domestic and international bonds issued under the laws of a developing country, and emerging market loans. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more advanced countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because some of the Portfolios may invest a significant amount of their total assets in emerging market securities, investors should be able to tolerate sudden and sometimes substantial fluctuations in the value of their investments. An investment in any Portfolio that invests in emerging market securities, which includes the Batterymarch Emerging Markets Portfolio, the Batterymarch International Equity Portfolio, the Western Asset High Yield Portfolio, the Western Asset Non-U.S. Fixed Income Portfolio and the Western Asset Global Strategic Income Portfolio, should be considered speculative.

CURRENCY RISK

Because certain Portfolios may invest significantly in securities denominated in foreign currencies, their value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

In addition to the policies described elsewhere in this Prospectus, the Portfolios may from time to time hedge a portion of their currency risk, using a variety of techniques, including currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See "Hedging Risk" below.

INTEREST RATE RISK

Each Portfolio may be subject to interest rate risk, which is the possibility that the market prices of the Portfolios' investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

CREDIT RISK

A Portfolio is also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. Not all securities are rated.

Moody's Investors Service considers debt securities rated Baa to have speculative characteristics. Debt securities rated below investment grade (i.e., securities rated below Baa/BBB) are deemed by the rating agencies to be speculative and may involve major risk of exposure to adverse conditions. These ratings may indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is a risk of default on these securities.

CALL RISK

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, a Portfolio reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

SPECIAL RISKS OF HIGH YIELD SECURITIES

Securities rated below Baa/BBB, commonly known as junk bonds or high yield securities, have speculative characteristics. Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of these investments will usually be more volatile. These securities may be less liquid than higher-rated securities, which means a Portfolio may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. When a Portfolio buys lower rated debt, the achievement of its goals depends more on the Advisers' ability than would be the case if a Portfolio were buying investment grade debt. Unrated securities of comparable quality share these risks.

BORROWING RISK

When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's holdings. Portfolios may take on borrowing risk by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause a Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Portfolio may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

SPECIAL RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on a Portfolio's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a Portfolio.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

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YEAR 2000

Like other mutual funds (and most organizations around the world), the Portfolios could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the Portfolios, their Manager, Distributor or Advisers, or other service providers or could impact companies in which the Portfolios invest.

While no one knows if these problems will have any impact on the Portfolios or on financial markets in general, the manager and its affiliates are taking steps to protect fund investors. These include making modifications to their software and systems and communicating with major service providers. No assurances can be given that the Portfolios, their Manager,Distributor or Advisers will not be adversely affected by computer problems related to the year 2000.

NON-DIVERSIFICATION

The Western Asset Non-U.S. Fixed Income Portfolio and the Western Asset Global Strategic Income Portfolio are non-diversified, meaning each may invest a greater percentage of its total assets in securities of any one issuer, or may invest in a smaller number of different issuers, than it could if it were a "diversified" company under the Investment Company Act. When the Portfolios' assets are invested in the securities of a limited number of issuers, or in a limited number of countries or currencies, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a more diversified fund.

DERIVATIVES RISK

A Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter"). A Portfolio may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Advisers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and a Portfolio will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

HEDGING RISK

The decision as to whether and to what extent a Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a Portfolio will engage in hedging transactions at any given time or from time to time or that any such strategies will be successful. Hedging transactions involve costs and may result in losses.

TURNOVER

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnovers." As a result of a Portfolio's investment policies, under certain market conditions a Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.

Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of taxable capital gains.

RISKS ASSOCIATED WITH OTHER POLICIES THE PORTFOLIOS MAY PURSUE

In addition to the investment strategies described above, a Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in each Portfolio's Statement of Additional Information ("SAI"). The terms "debt" and "fixed income securities" are used in this Prospectus interchangeably, and, where used, are not intended to be limiting.

At times the Advisers may judge that market conditions make pursuing a Portfolio's investment strategies inconsistent with the best interests of its shareholders. The Advisers then may temporarily use alternative strategies that are mainly designed to limit a Portfolio's losses. Although the Advisers have the flexibility to use these strategies, they may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause a Portfolio to miss out on investment opportunities, and may prevent a Portfolio from achieving its goal. In addition, an Adviser may also keep a portion of a Portfolio's assets in cash for temporary or defensive purposes, in order to meet redemption requests, or for investment purposes.

Except for the investment objective of each of the Western Asset Core, Western Asset Intermediate and Western Asset Money Market Portfolios, the Directors may change a Portfolio's investment objective, investment strategies and other policies without shareholder approval.

PERFORMANCE INFORMATION

The following information provides some indication of a Portfolio's risks. The charts and tables show year-to-year changes in the performance of the Institutional Class shares for the Western Asset Core and Western Asset Intermediate Portfolios. The tables following the charts compare each Portfolio's performance to that of a broad measure of market performance. SEC Rules do not require charts and tables for the other Portfolios or for the Financial Intermediary Class shares. However, the performance for the Financial Intermediary Class would be lower for each Portfolio since this Class has higher expenses. Of course, a Portfolio's past performance is not an indication of future performance.

Core Portfolio
Calendar-Year Total Returns

Best quarter: second quarter 1995: +6.91%
Worst quarter: first quarter 1994: -2.60%
More recent return information: January 1, 1999 - September 30, 1999: -1.26%

[BAR CHART APPEARS HERE]

18.02     7.85     13.86      -4.33     20.97     3.70     10.17      8.34
1991      1992      1993      1994      1995      1996      1997      1998

Core Portfolio
Average Annual Total Returns
for periods ended December 31, 1998

                                                             Portfolio Inception
                                 1 Year      5 Years         (September 4, 1990)
--------------------------------------------------------------------------------
Core Portfolio                    8.34%       7.45%                  9.89%
--------------------------------------------------------------------------------
Salomon Broad Market Index*       8.72%       7.29%                  9.10%**

* The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities. The Index does not incur fees and expenses and cannot be purchased directly by investors.

**The average annual total return since inception shown for the Index is from August 31, 1990.

Intermediate Portfolio
Calendar-Year Total Returns

Best quarter: second quarter 1995: +5.17%
Worst quarter: first quarter 1996: -0.61%
More recent return information: January 1, 1999 - September 30, 1999: 0.46%

[BAR CHART APPEARS HERE]

15.51       4.69         8.40           7.71
1995        1996         1997           1998


Intermediate Portfolio
Average Annual Total Returns
for periods ended December 31, 1998
                                                        Portfolio Inception
                                          1 Year          (July 1, 1994)
--------------------------------------------------------------------------------
Intermediate Portfolio                     7.71%                8.09%
--------------------------------------------------------------------------------
Lehman Intm Gov't/Corp Bond Index*         8.42%                7.98%**

* The Lehman Brothers Intermediate Gov't/Corp Bond Index is an unmanaged index that measures the performance of intermediate (1-10 year) government and corporate fixed-rate debt issues. The Index does not incur fees and expenses and cannot be purchased directly by investors.
**The average annual total return since inception shown for the Index is from June 30, 1994.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

Expenses are based on annualized actual expenses for the one year period (or since inception, if shorter) ended March 31, 1999 for the Western Asset Intermediate Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Non-U.S. Fixed Income Portfolio and LM Value Institutional Portfolio. Expenses for the other Portfolios are based on estimated amounts for the current fiscal year.

The examples below the tables are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.                   WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.20%                         0.20%
Distribution (12b-1) Fees*                          None                           0.10%
Other Expenses                                       0.15%                         0.15%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.35%                         0.45%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.05%)                       (0.05%)
                                                 ========                       ========
Net Expenses**                                       0.30%                         0.40%
                                                 ========                       ========

Examples
1 Year                                                $36                           $46
3 Years                                              $113                          $144
WESTERN ASSET MONEY MARKET PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.20%                         0.20%
Distribution (12b-1) Fees*                          None                           0.10%
Other Expenses                                       0.15%                         0.15%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.35%                         0.45%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.05%)                       (0.05%)
                                                 ========                       ========
Net Expenses**                                       0.30%                         0.40%
                                                 ========                       ========
Examples
1 Year                                                $36                          $46
3 Years                                              $113                         $144

-------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET INTERMEDIATE PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.40%                         0.40%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.08%                         0.08%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.48%                         0.73%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.03%)                       (0.03%)
                                                 ========                       ========
Net Expenses**                                       0.45%                         0.70%
                                                 ========                       ========

Examples
1 Year                                                $49                           $75
3 Years                                              $154                          $233
5 Years                                              $269                          $406
10 Years                                             $604                          $906

WESTERN ASSET INTERMEDIATE PLUS PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.40%                         0.40%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.15%                         0.15%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.55%                         0.80%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.10%)                       (0.10%)
                                                 ========                       ========
Net Expenses**                                       0.45%                         0.70%
                                                 ========                       ========

 Examples
1 Year                                                $56                           $82
3 Years                                              $176                          $255
WESTERN ASSET CORE PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.45%                         0.45%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.05%                         0.05%
                                                 --------                       --------
Total Annual Fund Operating Expenses**               0.50%                         0.75%
                                                 ========                       ========
Examples
1 Year                                                $51                           $77
3 Years                                              $160                          $240
5 Years                                              $280                          $417
10 Years                                             $628                          $930

22

WESTERN ASSET CORE PLUS PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.45%                         0.45%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.20%                         0.20%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.65%                         0.90%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.15%)                       (0.15%)
                                                 ========                       ========
Net Expenses**                                       0.50%                         0.75%
                                                 ========                       ========
Examples
1 Year                                                $66                           $92
3 Years                                              $208                          $287
5 Years                                              $362                          $498
10 Years                                             $810                        $1,108
WESTERN ASSET HIGH YIELD PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.55%                         0.55%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.15%                         0.15%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.70%                         0.95%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.15%)                       (0.15%)
                                                 ========                       ========
Net Expenses**                                       0.55%                         0.80%
                                                 ========                       ========

Examples
1 Year                                                $72                           $97
3 Years                                              $224                          $303
WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.45%                         0.45%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.40%                         0.40%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.85%                         1.10%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.30%)                       (0.30%)
                                                 ========                       ========
Net Expenses**                                       0.55%                         0.80%
                                                 ========                       ========

Examples
1 Year                                                $87                          $112
3 Years                                              $271                          $350
5 Years                                              $471                          $606
10 Years                                           $1,049                        $1,340
WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.45%                         0.45%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.40%                         0.40%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.85%                         1.10%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.05%)                       (0.05%)
                                                 ========                       ========
Net Expenses**                                       0.80%                         1.05%
                                                 ========                       ========

Examples
1 Year                                                $87                          $112
3 Years                                              $271                          $350
WESTERN ASSET ENHANCED EQUITY PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.55%                         0.55%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.20%                         0.20%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.75%                         1.00%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.10%)                       (0.10%)
                                                 ========                       ========
Net Expenses**                                       0.65%                         0.90%
                                                 ========                       ========

Examples
1 Year                                               $77                           $102
3 Years                                             $240                           $318

24

LM VALUE INSTITUTIONAL PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.60%                         0.60%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.48%                         0.48%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 1.08%                         1.33%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.33%)                       (0.33%)
                                                 ========                       ========
Net Expenses**                                       0.75%                         1.00%
                                                 ========                       ========

Examples
1 Year                                               $110                         $135
3 Years                                              $343                         $421
5 Years                                              $595                         $729
10 Years                                           $1,317                       $1,601
LM SPECIAL INVESTMENT INSTITUTIONAL PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.60%                         0.60%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.25%                         0.25%
                                                 --------                       --------
Total AnnualFund Operating Expenses                  0.85%                         1.10%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.10%)                       (0.10%)
                                                 ========                       ========
Net Expenses**                                       0.75%                         1.00%
                                                 ========                       ========

Examples
1 Year                                                $87                          $112
3 Years                                              $271                          $350
LM TOTAL RETURN INSTITUTIONAL PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.60%                         0.60%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.25%                         0.25%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 0.85%                         1.10%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.10%)                       (0.10%)
                                                 ========                       ========
Net Expenses**                                       0.75%                         1.00%
                                                 ========                       ========

Examples
1 Year                                                $87                          $112
3 Years                                              $271                          $350
LM BALANCED INSTITUTIONAL PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.05%                         0.05%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.25%                         0.25%
                                                 --------                       --------
Total Annual Fund Operating Expenses**               0.30%                         0.55%
                                                 ========                       ========
Total Annual Expenses of
   Underlying Portfolios+                            0.65%                         0.65%
                                                 ========                       ========
Total Expenses of Balanced Portfolio and
   Underlying Portfolios                             0.95%                         1.20%
                                                 ========                       ========

Examples
1 Year                                               $97                           $122
3 Years                                             $303                           $381
 BATTERYMARCH U.S. MIDCAPITALIZATION EQUITY PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.50%                         0.50%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.25%                         0.25%
                                                 --------                       --------
Total Annual Fund Operating Expenses**               0.75%                         1.00%
                                                 ========                       ========

Examples
1 Year                                               $77                           $102
3 Years                                             $240                           $318
BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.70%                         0.70%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.25%                         0.25%
                                                 --------                       --------
Total Annual Fund Operating Expenses**               0.95%                         1.20%
                                                 ========                       ========

26

Examples
1 Year                                                $97                          $122
3 Years                                              $303                          $381
BATTERYMARCH INTERNATIONAL EQUITY PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.65%                         0.65%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.40%                         0.40%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 1.05%                         1.30%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.05%)                       (0.05%)
                                                 ========                       ========
Net Expenses**                                       1.00%                         1.25%
                                                 ========                       ========

Examples
1 Year                                               $107                          $132
3 Years                                              $334                          $412
BATTERYMARCH EMERGING MARKETS PORTFOLIO
                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None                          None

Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees                                      0.65%                         0.65%
Distribution (12b-1) Fees*                          None                           0.25%
Other Expenses                                       0.85%                         0.85%
                                                 --------                       --------
Total Annual Fund Operating Expenses                 1.50%                         1.75%
                                                 ========                       ========
Expense Reimbursement/Waiver                        (0.05%)                       (0.05%)
                                                 ========                       ========
Net Expenses**                                       1.45%                         1.70%
                                                 ========                       ========

Examples
1 Year                                               $153                          $178
3 Years                                              $474                          $551

     *The 12b-1 fees shown in the tables reflect the amount to which the Directors have currently limited payments under the Portfolios' Distribution Plans. Pursuant to each Portfolio's Distribution Plan, the Directors may increase the 12b-1 fees to 0.40% of average net assets without shareholder approval.

     **The Manager is contractually obligated to limit Portfolio expenses to the level shown through August 1, 2000.

     + Shareholders of the LMBalanced Institutional Portfolio ("Balanced Portfolio") will indirectly bear the Balanced Portfolio's pro rata share of the operating expenses incurred by the underlying Portfolios in which the Balanced Portfolio invests. Consequently, the fees and corresponding examples for the Balanced Portfolio include both the estimated fees of the Balanced Portfolio and a composite of the fees of the Core Portfolio and the Value Institutional Portfolio actually incurred in the last fiscal year. The Manager is contractually obligated to limit the expenses of the underlying Portfolios through August 1, 2000. For the purposes of calculating the effect of the fees of the underlying Portfolios on BalancedPortfolio shareholders, it has been assumed that LMFAwill allocate 60% of the BalancedPortfolio's assets to the Value Institutional Portfolio and 40% to the Core Portfolio. LMFAreserves the right to vary the allocation of the Balanced Portfolio's assets as it deems appropriate, subject to certain limitations discussed earlier in this Prospectus. The actual fees and expenses incurred directly and indirectly by shareholders of the Balanced Portfolio may be higher or lower than those shown above.

MANAGEMENT OF THE PORTFOLIOS

GENERAL

LMIFA I and LMIFA II are open-end management investment companies comprised of a variety of separate investment portfolios. LMIFA I was incorporated in Maryland on May 16, 1990. LMIFA II was incorporated in Maryland on January 13, 1998.

BOARD OF DIRECTORS

The business affairs of LMIFA I and LMIFAII are managed under the direction of a Board of Directors for each corporation, and the Directors of each corporation are responsible for generally overseeing the conduct of the relevant Portfolio's business. Information about the Directors and executive officers may be found in the relevant SAI.

Each Board of Directors has retained the Manager and the Advisers to manage the Portfolios' affairs, furnish a continuing investment program for the Portfolios and make investment decisions on their behalf, subject to such policies as the Directors may determine.

MANAGER, ADVISERS AND PORTFOLIO MANAGERS

The Portfolios are managed by the Manager. Each Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at the following annual rates (shown prior to any waivers or reimbursements):

                                                                 Annual Percentage of
       Portfolio                                                  Average Net Assets
       ---------                                                  ------------------
       Western Asset Money Market Portfolio                                0.20%
       Western Asset Government Money Market Portfolio                     0.20%
       Western Asset Intermediate Portfolio                                0.40%
       Western Asset Intermediate Plus Portfolio                           0.40%
       Western Asset Core Portfolio                                        0.45%
       Western Asset Core Plus Portfolio                                   0.45%
       Western Asset High Yield Portfolio                                  0.55%
       Western Asset Non-U.S. Fixed Income Portfolio                       0.45%
       Western Asset Global Strategic Income Portfolio                     0.45%
       Western Asset Enhanced Equity Portfolio                             0.55%
       LM Value Institutional Portfolio                                    0.60%
       LM Special Investment Institutional Portfolio                       0.60%
       LM Total Return Institutional Portfolio                             0.60%
       LM Balanced Institutional Portfolio                                 0.05%*
       Batterymarch U.S. MidCapitalization Equity Portfolio                0.50%
       Batterymarch U.S. Small Capitalization Equity Portfolio             0.70%
       Batterymarch International Equity Portfolio                         0.65%
       Batterymarch Emerging Markets Portfolio                             0.65%

       *Does not include management fees attributable to the Portfolio's investment in the Value Institutional and Core Portfolios. See "Fees and Expenses--LM Balanced Institutional Portfolio" and the related notes for a description of these fees.

The Manager is a Maryland corporation formed on February 20, 1998 and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202.

In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Advisers to render advisory services to the Portfolios. The Manager pays the fees of the Advisers.

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
To the extent a Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed in "Fees and Expenses" above, the Manager will pay a Portfolio's Adviser the entire management fee it receives from the Portfolio.

LMFA. LMFA, founded in 1982, acts as adviser or manager to twenty investment company portfolios which had aggregate assets under management of approximately $14.7 billion as of September 30, 1999. LMFA's address is 100 Light Street, Baltimore, Maryland 21202. LMFA is a subsidiary of Legg Mason, Inc.

Batterymarch. Batterymarch, founded in 1969 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $5.5 billion as of September 30, 1999. The address of Batterymarch is 200 Clarendon Street, Boston, Massachusetts 02116.

Western Asset. Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Western Asset were approximately $51.6 billion as of September 30, 1999. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, CA 91105.

WAGM. WAGM, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by WAGM were approximately $3.7 billion as of September 30, 1999. The address of WAGM is 155 Bishopsgate, London, England.

EXPENSE LIMITATIONS

The Manager has, until August 1, 2000, contractually agreed to waive its fees and/or reimburse each Portfolio in any month to the extent a Portfolio's expenses (exclusive of taxes, interest, deferred organization expenses, 12b-1 fees, brokerage and extraordinary expenses) for any class exceed during that month the annual rate set forth in the Fees and Expenses section. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Portfolio to the Manager to the extent that from time to time during the next three fiscal years the repayment will not cause a Portfolio's expenses to exceed the limit, if any, agreed to by the Manager at that time.

Portfolio Managers

The names and business experience for each portfolio manager for the past five years are set forth in the following chart.

                                                             MANAGER AND BUSINESS EXPERIENCE
              PORTFOLIO                                              (PAST FIVE YEARS)

LM Value Institutional Portfolio               Bill Miller is a portfolio manager and President of LMFA. Mr. Miller has been employed by LMFA as a portfolio manager since 1982.
-------------------------------------------------------------------------------------------------------------------
LM Special Investment Institutional Portfolio  Bill Miller (see above)
-------------------------------------------------------------------------------------------------------------------
LM Total Return Institutional Portfolio        Nancy T. Dennin is a portfolio manager and Senior Vice President of
                                               LMFA. Ms. Dennin has been employed by LMFA since 1985 and has served as a portfolio manager or co-manager for over six years.
-------------------------------------------------------------------------------------------------------------------
LM Balanced Institutional Portfolio            Bill Miller (see above)
-------------------------------------------------------------------------------------------------------------------

Neither Western Asset, WAGM nor Batterymarch employs individual portfolio managers to determine the investments of a Portfolio. Instead, the day-to-day management of the various Portfolios' investments will be the responsibility of the Western Asset Investment Strategy Group, the WAGM Investment Strategy Group, the Batterymarch Developed Markets (U.S.)team, the Batterymarch Developed Markets (EAFE) team or the Batterymarch Emerging Markets team, as the case may be.

DISTRIBUTORS

Legg Mason Wood Walker, Incorporated ("LMWW") is the distributor of each Portfolio's shares. LMWW pays certain expenses in connection with the offering of shares of each Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolios bear the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.

Arroyo Seco, Inc. ("Arroyo Seco"), a wholly owned subsidiary of Western Asset, is also authorized to offer the shares of the LMIFA I Portfolios for sale to its customers. The Portfolios make no payments to Arroyo Seco in connection with the offer or sale of their shares, and Arroyo Seco does not collect any commissions or other fees from customers in connection with the offer or sale of the Portfolios' shares.

PORTFOLIO TRANSACTIONS

Each Portfolio's Adviser places all orders for the purchase and sale of portfolio investments with brokers or dealers selected by it in its discretion. It will seek the best price and execution of each Portfolio's orders. However, the Adviser may pay higher commission rates than the lowest available when it believes it is reasonable to do so in light of the value of brokerage and research services provided by the broker effecting the transaction. The Adviser may also consider sales of shares of the Portfolio (or other portfolios or other funds managed by it or its affiliates, to the extent permitted by applicable law) in selecting broker-dealers to execute Portfolio transactions. The Portfolios may use LMWW, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

Some securities considered by an Adviser for purchase by a Portfolio may also be appropriate for other clients served by the Adviser. To the extent the Portfolio and such other clients purchase the same security, transactions in such security will be allocated among the Portfolio and such other clients in a manner considered fair and reasonable by the Adviser.

EXPENSES

Each Portfolio pays its share of all expenses that are not assumed by the Manager, the Adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

PURCHASE OF SHARES

The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information.

INITIAL INVESTMENT

Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account for that Portfolio by completing and signing an Application and mailing it to LMInstitutional Advisors, Inc. at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635. The Portfolios have established minimum investment criteria that vary depending upon which class of shares you wish to purchase. For Institutional Class shares, investors must have at least $50 million in investable assets and invest in the aggregate at least $1 million in the Portfolios. For Financial Intermediary Class shares, investors must have at least $30 million in investable assets and invest in the aggregate at least $1 million in the Portfolios. The Portfolios reserve the right to revise the minimum investment requirement and may waive it at their sole discretion.

A purchase order, together with payment in one of the forms described in the following paragraphs, received by Boston Financial Data Services (the "Transfer Agent"or "BFDS") prior to the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Purchases of shares of the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio may ONLY be made by federal funds wire. Before wiring federal funds, the investor must first telephone the Portfolio at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
ABA #011-000-028
DDA#99046096
LM Institutional Fund Advisors [insert name of Portfolio] [Insert your account name and number]

The wire should state that the funds are for the purchase of shares of a specific Portfolio and include the account name and number. With respect to Portfolios whose policy is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the relevant Portfolio, the order will be effected at that day's net asset value, but dividends will not begin to accrue until the following business day.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values its portfolio securities for purposes of determining net asset value. (See "Net Asset Value" below.) Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares. As described below, each Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each Portfolio may pay financial intermediaries for their services out of that class' assets pursuant to the class' distribution plan or otherwise. Legg Mason and its affiliates (including the Manager and the Advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolios or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

ADDITIONAL INVESTMENTS

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

OTHER PURCHASE INFORMATION

Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Each Portfolio and LMWW reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of a Portfolio). A Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

Shares of the Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases and sales of Portfolio shares should be made for long-term investment purposes only. Each Portfolio reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

RETIREMENT PLANS

Shares of the Portfolios are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

ACCOUNT REGISTRATION CHANGES

Changes in registration or account privileges may be made in writing to the Portfolio. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

                         LM Institutional Advisors, Inc.
                                 P.O. Box 17635
                         Baltimore, Maryland 21297-1635

DISTRIBUTION PLANS
The Board of Directors has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to shares of the Financial Intermediary Class of each Portfolio. Under the terms of each Plan, a Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, in an amount up to 0.40% on an annual basis of the average daily net assets of that class, LMWW, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other expenses and payments. Payments under the Plans are currently limited to 0.25% (or 0.10% in the case of the Western Asset Government Money Market Portfolio and the Western Asset Money Market Portfolio) of average daily net assets. For more information regarding the Plans and their terms, see the relevant SAI.

REDEMPTION OF SHARES

Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to LM Institutional Advisors, Inc. at P.O. Box 17635, Baltimore, Maryland 21297-1635; (2) by calling the Portfolio at 1-888-425-6432; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify the Portfolio at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. With respect to telephone redemptions or transfers, the Transfer Agent will process orders based on instructions from a shareholder, or any person claiming to act as his or her representative, who can provide it with his or her account registration and address as it appears on its records. The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Portfolios may refuse to effect redemption requests during periods permitted by federal securities laws.

Requests for redemption should indicate:

     1) The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

     2) The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

     3) Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Portfolio for further details); and

     4) The name, address, and account number to which the redemption payment should be sent.

Payment of the redemption price normally will be made by wire one business day after receipt of a redemption request in good order. However, each Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio involved could be adversely affected by immediate payment. Redemption proceeds may also be paid in kind at the discretion of the Portfolio. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact the Portfolio by calling 1-888-425-6432.

Any Portfolio may elect to close any shareholder account when the current value of the account is less than $1 million due to redemptions or exchanges by the shareholder by redeeming all of the shares in the account and mailing the proceeds to the investor. If a Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Any Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

SIGNATURE GUARANTEE

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

EXCHANGE PRIVILEGE

Shareholders in any Portfolio may exchange their shares for shares of the same class of any of the other Portfolios, provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange among any of the Portfolios are made at the per share net asset values next determined after the order for exchange is received in good order.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where a Portfolio believes doing so would be in its best interest, the Portfolio reserves the right to revise or terminate the exchange privilege without notice to the extent permitted by applicable law, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Portfolio at 1-888-425-6432.

NET ASSET VALUE

Net asset value per share of each class of shares is determined daily for each Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Portfolio's liabilities attributable to a given class of shares from its total assets attributable to the class and dividing the result by the number of shares of that class outstanding. Net asset value will not be determined on days on which the Exchange is closed.

Except for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Securities with remaining maturities of 60 days or less are generally valued at amortized cost. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotations obtained from brokers and dealers or pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine in computing net asset value.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the Exchange and values of foreign investments will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the Exchange which will not be reflected in the computation of the net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by the Directors or persons acting at their direction. In addition, if a Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the Exchange is not open, the net asset value of the Portfolio's shares may be subject to change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio each attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation as permitted by SEC Rule 2a-7. Neither Portfolio can guarantee that the net asset value will always remain at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The LMIFA I Portfolios (other than the Western Asset Money Market and Western Asset Government Money Market Portfolios), the LM Value Institutional Portfolio and the LM Total Return Institutional Portfolio declare and pay dividends quarterly out of their net investment income, if available, for that quarter. The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio declare as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of 12:00 noon, Eastern Time, that day, substantially all of their net investment income since the prior business day's dividend. The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio pay dividends monthly. All other Portfolios declare and pay dividends annually out of their net investment income, if available, for that year. Distributions of net realized capital gains are made annually.

Shareholders may elect to receive dividends and distributions in one of four ways:

     1) Receive both dividends and other distributions in shares of the same class of the distributing Portfolio;

     2) Receive dividends in cash and other distributions in shares of the same class of the distributing Portfolio;

     3) Receive dividends in shares of the same class of the distributing Portfolio and other distributions in cash; or

     4) Receive both dividends and other distributions in cash.

If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

For the Western Money Market Portfolio and the Western Asset Government Money Market Portfolio, reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio will receive all dividends and other distributions declared for that monthly cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, to the date of the redemption). For the other Portfolios, reinvestment occurs on the ex-dividend date. An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying the Portfolio in writing.

The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

TAX INFORMATION

Each Portfolio intends to qualify or continue to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis.

Distributions from a Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will be taxable to shareholders (other than IRAs, other qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Portfolio distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable as long-term capital gain (generally at a 20% rate for noncorporate shareholders).

Distributions of income and capital gains are taxable whether received in cash or reinvested in additional shares. If a dividend or distribution is made shortly after a shareholder purchases shares in a Portfolio, while in effect a return of capital to the Shareholder, the dividend or distribution is taxable as described above.

Special tax rules apply to investments through defined contributions plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies, such as mortgage participation certificates guaranteed by GNMA, generally is not entitled to this exemption. Although there is no assurance that any such state and local exemptions will be available, shareholders will be advised of the portion of Portfolio distributions that might qualify for such an exemption.

A Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased.

If at the end of a Portfolio's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Portfolio may make an election to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both a Portfolio and its shareholders, imposed by the Taxpayer Relief Act of 1997).

A Portfolio's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Portfolio's income distributions to constitute a return of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code of 1986 (the "Code") could subject a Portfolio to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment. A Portfolio may make an election to mark the gains (and to a limited extent losses) in such investments "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Portfolio's taxable year.

Early each year, each Portfolio will notify its shareholders of the amount and tax status of distributions paid during that year.

In addition to income tax on a Portfolio's distributions, any gain that results if a shareholder (other than an IRA or other tax-exempt investor) sells or exchanges its shares generally is subject to income tax. The LM Balanced Institutional Portfolio's use of a "fund of funds" structure could adversely affect the character, timing and amount of distributions to shareholders.

The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of this investment on their particular tax situation (including possible liability for state and local taxes).

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's recent financial performance for the past five years or, if shorter, since the inception of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements of LMIFA I and LMIFA II, which have been audited by PricewaterhouseCoopers LLP and Ernst & Young LLP, respectively. Their reports and the Portfolios' financial statements are included in the Portfolios' annual reports to shareholders, which are available upon request.

WESTERN ASSET CORE PORTFOLIO
Financial Highlights(A)

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.
                                     For the
                                            For the    Nine Months                      For the
                                          Year Ended      Ended                  Years Ended June 30,
                                           March 31,    March 31,  ------------------------------------------------
                                             1999         1998(B)      1997         1996        1995          1994
                                           ---------   -----------   --------    --------     --------     --------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period         $  11.59      $ 11.28       $ 11.05     $ 11.22      $ 10.50   $ 11.66
                                             --------     --------      --------    --------     --------  --------
Net investment income(C)                         0.64         0.49          0.70        0.67         0.69      0.57
Net realized and unrealized gain (loss)
   on investments, options and futures          (0.01)        0.49          0.19       (0.14)        0.72     (0.63)
                                             --------     --------      --------    --------     --------  --------
Total from investment operations                 0.63         0.98          0.89        0.53         1.41     (0.06)
Distributions to shareholders from:
   Net investment income                        (0.65)       (0.53)        (0.65)      (0.66)       (0.69)    (0.61)
   Net realized gain on investments             (0.56)       (0.14)        (0.01)      (0.04)       --        (0.49)
                                             --------     --------      --------    --------     --------  --------
 Total distributions                            (1.21)       (0.67)       (0.66)       (0.70)      (0.69)     (1.10)
                                             --------     --------      --------    --------     --------  --------
 Net asset value, end of period               $ 11.01      $ 11.59       $ 11.28     $ 11.05      $ 11.22   $ 10.50
                                             ========     ========      ========    ========     ========  ========
 Total return(C)                                 5.61%        8.91%(D)      8.27%       4.86%       14.12%    (0.89)%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
   Expenses(C)                                   0.50%        0.50%(E)      0.50%       0.50%        0.50%     0.50%
   Net investment income(C)                       5.7%         6.0%(E)       6.4%        6.3%         7.0%     6.0%
 Portfolio turnover rate                        484.3%       226.9%(E)     384.8%      266.0%       257.9%    272.5%
Net assets, end of period (in thousands)     $685,489     $617,676      $508,353    $453,699     $336,774  $205,959

---------------------
(A)All per share figures reflect the 10 for 1 stock split effective May 29, 1998.
(B)The year end for the Western Asset Core Portfolio has been changed from June 30 to March 31.
(C)Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the year ended March 31, 1999 and the nine months ended March 31, 1998, and 0.50%, 0.53%, 0.53% and 0.58% for the years ended June 30, 1997, 1996, 1995 and 1994, respectively.
(D)Not annualized
(E)Annualized

Western Asset Core Plus Portfolio
Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding through the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                               July 8, 1998(A)
                                                                     to
                                                               March 31, 1999
                                                              ----------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $ 10.00
                                                                 --------
Net investment income(B)                                              0.34
Net realized and unrealized gain (loss) on investments,
 options, futures and foreign currency transactions                  (0.08)
                                                                  --------

Total from investment operations                                      0.26
                                                                  --------

Distributions to shareholders from:
   Net investment income                                             (0.22)
   Net realized gain on investments                                  (0.07)
                                                                  --------

Total distributions                                                  (0.29)
                                                                  --------

Net asset value, end of period                                      $ 9.97
                                                                  ========

Total return(B)                                                       2.58%(C)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
   Expenses(B)                                                        0.50%(D)
   Net investment income(B)                                            5.4%(D)
Portfolio turnover rate                                              565.7%(D)
Net assets, end of period (in thousands)                          $119,646

---------------------
(A)Commencement of operations
(B)Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.65% for the period ended March 31, 1999.
(C)Not annualized
(D)Annualized

Western Asset Intermediate Portfolio
Financial Highlights(A)

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.
                                                                                                          Financial
                                                             Institutional Class                     Intermediary Class
                                         ----------------------------------------------------------- -----------------
                                           For the      For the Nine           For the Years            For the Period
                                         Year Ended     Months Ended           Ended June 30,                Ended
                                          March 31,       March 31,  -----------------------------------    March 31,
                                            1999           1998(F)     1997        1996         1995         1999(G)
                                         ----------    ------------  --------    --------    ------------------------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period          $ 10.85      $ 10.72       $ 10.48     $ 10.74      $ 10.00      $10.60
                                             --------     --------      --------    --------     --------    --------
Net investment income                            0.58(B)      0.46(B)       0.55(B)     0.54(B)      0.39(B)     0.12(C)
Net realized and unrealized
   gain (loss) on investments,
   options and futures                           0.06         0.23          0.30       (0.01)        0.60       (0.11)
                                             --------     --------      --------    --------     --------    --------
Total from investment operations                 0.64         0.69         0.85          0.53        0.99        0.01
                                             --------     --------      --------    --------     --------    --------
Distributions to shareholders from:
   Net investment income                        (0.57)       (0.46)        (0.54)      (0.54)       (0.24)         --
   Net realized gain on investments             (0.30)       (0.10)        (0.07)      (0.25)       (0.01)         --
                                             --------     --------      --------    --------     --------    --------
Total distributions                             (0.87)       (0.56)        (0.61)      (0.79)       (0.25)         --
                                             --------     --------      --------    --------     --------    --------
Net asset value, end of period                $ 10.62      $ 10.85       $ 10.72     $ 10.48      $ 10.74      $10.61
                                             ========     ========      ========    ========     ========    ========

Total return                                     6.01%        6.59%(D)      8.32%       5.15%       10.08%       0.09%(D)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
   Expenses                                      0.45%(B)     0.45%(B,E)    0.45%(B)    0.50%(B)     0.50%(B)    0.70%(C,E)
   Net investment income                          5.5%(B)      5.8%(B,E)     6.3%(B)     6.3%(B)      6.1%(B)     5.2%(C,E)
Portfolio turnover rate                         389.6%       401.4%(E)     419.3%      841.3%       764.5%      389.6%(E)

Net assets, end of period
   (in thousands)                            $314,534     $293,531      $224,497     $66,079      $20,313      $3,792

---------------------
(A)All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.

(B)Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0. 45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.48% for the year ended March 31, 1999, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and
   1995, respectively.
(C)Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
(D)Not annualized
(E)Annualized
(F)The year end for the Western Asset Intermediate Portfolio has been changed from June 30 to March 31.
(G)For the period January 7, 1999 (commencement of operations) to March 31, 1999

Western Asset Non-U.S. Fixed Income Portfolio
Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                                July 15, 1998(A)
                                                                      to
                                                                March 31, 1999
                                                               ----------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 10.00
                                                                   --------
Net investment income(B)                                               0.30
Net realized and unrealized gain (loss) on investments,
 futures, foreign currency transactions and assets and
 liabilities denominated in foreign currencies                         0.31
                                                                   --------

Total from investment operations                                       0.61
                                                                   --------

Distributions to shareholders from:
   Net investment income                                              (0.20)
   Net realized gain on investments                                   (0.20)
                                                                   --------

Total distributions                                                   (0.40)
                                                                   --------

Net asset value, end of period                                      $ 10.21
                                                                   ========

Total return(B)                                                        5.81%(C)

RATIO/SUPPLEMENTAL DATA:
Ratios to average net assets:
   Expenses(B)                                                         0.55%(D)
   Net investment income(B)                                             4.1%(D)

Portfolio turnover rate                                               388.0%(D)

Net assets, end of period (in thousands)                           $ 65,358

---------------------
(A)Commencement of operations
(B)Net of advisory fees waived pursuant to a voluntary expense limit of 0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.85% for the period ended March 31, 1999.
(C)Not annualized
(D)Annualized

LM Value Institutional Portfolio
Financial Highlights

Contained below is per share operating data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
                                                   Institutional Class         Financial Intermediary Class
                                                  September 22, 1998(A)             October 22, 1998(A)
                                                           to                               to
                                                     March 31, 1999                    March 31,1999
                                               ----------------------      -------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $10.00                           $10.71
Net investment income                                       0.04(B)                          0.03(C)
Net realized and unrealized gain
 on investments                                             5.83                             5.14
                                                         -------                          -------

Total from investment operations                            5.87                             5.17
                                                         -------                          -------
Distributions to shareholders from
 net investment income                                     (0.02)                           (0.02)
                                                         -------                          -------

Net asset value, end of period                            $15.85                           $15.86
                                                         =======                          =======

Total return                                               58.81%(D)                        48.32%(D)

RATIOS / SUPPLEMENTAL DATA:
Ratios to average net assets
   Expenses                                                 0.75%(B,E)                       1.00%(C,E)
   Net investment income                                    0.84%(B,E)                       0.43%(C,E)

Portfolio turnover rate                                     28.6%(E)                         28.6%(E)

Net assets, end of period
 (in thousands)                                         $115,798                          $18,751

---------------------
(A)Commencement of operations.
(B)Net of fees waived and reimbursements made by LMIA in excess of a voluntary expense limitation of .75% until July 31, 1999. If no fees had been waived by LMIA, the annualized ratio of expenses to average daily net assets for the period would have been 1.08%.
(C)Net of fees waived and reimbursements made by LMIA in excess of a voluntary expense limitation of 1.00% until July 31, 1999. If no fees had been waived by LMIA, the annualized ratio of expenses to average daily net assets for the period would have been 1.33%.
(D)Not annualized
(E)Annualized

   APPENDIX A: PRIOR PERFORMANCE OF LMIFA II ADVISERS' OTHER ACCOUNTS


The LM Value Institutional Portfolio has performance results only for the period from September 22, 1998 to September 30, 1999. The other seven Portfolios of LMIFA II have not yet commenced operations and have no performance record of their own. However, other than in the case of the LM Balanced Institutional Portfolio, the Advisers of LMIFA II have managed other client accounts that have investment objectives, policies and strategies that are similar, but not necessarily identical, to those of the Portfolios that they manage. In the case of the LM Balanced Institutional Portfolio, each of the Portfolios in which that Portfolio invests has prior performance. Representative investment performance for these accounts is stated below. The investment performance is shown on an annual total return basis, with returns for periods of less than one year not annualized, and on an average annual total return basis. The performance information is provided through September 30, 1999.

The prior performance information shown is in two categories and reflects the performance of either: (1) composites of certain of the Adviser's separately managed accounts and (2) SEC-registered, open-end investment companies. In each case, the account or accounts have investment objectives, policies and strategies substantially similar (although not necessarily identical) to those of the relevant Portfolio and were managed throughout the periods shown using investment styles and strategies substantially similar (although not necessarily identical) to those of the relevant Portfolio, except in the case of the LM Balanced Institutional Portfolio, where information is provided for each of the equity and fixed income components. To the extent a composite of accounts is shown, the composite includes all of the fully-discretionary, fee-paying accounts managed by such Adviser during the periods shown using investment objectives, policies and strategies substantially similar (although not necessarily identical) to those of the relevant Portfolio.

The performance information for composites has been adjusted to give effect to the Portfolios' estimated fees and expenses, before waivers and reimbursements, for the Financial Intermediary Class shares as shown in the tables beginning on page 21. The performance information for composites assumes reinvestment of all dividends and proceeds from capital transactions and has been prepared in accordance with the Performance Presentation Standards established by the Association for Investment Management and Research ("AIMR standards"), except for the deduction of estimated fees and expenses listed in the Fees and Expenses tables as noted above. The performance results would be more favorable if they had been adjusted for estimated fees and expenses of the Institutional Class shares of the Portfolios. Accounts included in composites are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on each of the Portfolios by the Investment Company Act of 1940 (the "1940 Act") or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations.

Performance for SEC-registered, open-end investment companies is calculated using the SEC's standardized total return formula, which is based upon the change in value of an assumed initial investment of $10,000 from the beginning through the end of a period and assumes reinvestment of all dividends and other distributions. For periods of more than one year, the result is then annualized and expressed as a percentage of the initial investment, and includes the effect of operating expenses, including advisory fees. Information about the investment objectives, policies, expenses and net assets of each of the investment companies follows the performance information.

The method for calculating performance for the composites produces a different result than if the performance were calculated using the SEC's method for calculating the total return of an open-end investment company.

A Portfolio's expenses, timing of purchases and sales of portfolio securities, timing and availability of cash flows, cash positions (which are typically greater for open-end investment companies than for separate accounts), and brokerage commissions are some of the factors that might cause performance results of the Portfolio to vary from that of the composites and/or investment companies shown. In particular, the large infusions of cash that are typically associated with the commencement of operations of new mutual funds such as the Portfolios, as well as differences in the amount of assets held by the Portfolios as opposed to the accounts and/or investment companies shown below, can affect the ability and the manner in which security positions are accumulated or liquidated, and thus may cause a Portfolio's performance to vary from that of the composites and/or investment companies shown below.

As noted above, the investment objectives, policies, styles and strategies of each Portfolio are not necessarily identical to those of the relevant composites and/or investment companies shown below. Again, for these and other reasons, the performance of the Portfolios will vary from that of the composites and/or investment companies.

Prior Performance of Accounts Similar to the LM Value Institutional Portfolio.

The investment performance for the period from October 1, 1989 to September 30, 1999 of all accounts managed by LMFA and Legg Mason Capital Management, Inc. ("LMCM"), an affiliate of LMFA that shares investment personnel with LMFA, that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio is shown below. The benchmark index to which the accounts are compared is the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the performance of 500 companies selected by S&P. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance because, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.


                               YEARLY TOTAL RETURN
Year Ended September 30,     Account Performance (%)     S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1999                        45.78                      27.80
--------------------------------------------------------------------------------
           1998                         5.56                       9.05
--------------------------------------------------------------------------------
           1997                        64.08                      40.44
--------------------------------------------------------------------------------
           1996                        27.45                      20.34
--------------------------------------------------------------------------------
           1995                        34.25                      29.75
--------------------------------------------------------------------------------
           1994                         8.71                       3.69
--------------------------------------------------------------------------------
           1993                        16.27                      13.00
--------------------------------------------------------------------------------
           1992                         9.27                      11.05
--------------------------------------------------------------------------------
           1991                        35.56                      31.16
--------------------------------------------------------------------------------
           1990                       -25.02                      -9.24
--------------------------------------------------------------------------------



                            AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,    Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1 Year                      45.78                      27.80
--------------------------------------------------------------------------------
           3 Year                      36.42                      25.09
--------------------------------------------------------------------------------
           5 Year                      39.70                      25.03
--------------------------------------------------------------------------------
          10 Year                      21.59                      16.82
--------------------------------------------------------------------------------

The number of accounts included in the composite has ranged from 1 to 12 over the relevant period and the aggregate assets of the accounts has ranged from $637 million to $12.4 billion over the period. One of the accounts included in the composite is a registered investment company. In addition, all of the fully discretionary accounts of LMCM with assets greater than $25 million are included in the composite after a period of three months and after the account becomes fully invested. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

The investment performance for the period from October 1, 1989 to September 30, 1999 for the Primary Class shares of the Legg Mason Value Trust ("Value Trust"), which has been advised by LMFA since its inception, is shown below.

                              YEARLY TOTAL RETURN
Year Ended September 30,    Account Performance (%)     S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1999                      44.76                      27.80
--------------------------------------------------------------------------------
           1998                       5.03                       9.05
--------------------------------------------------------------------------------
           1997                      62.87                      40.44
--------------------------------------------------------------------------------
           1996                      26.43                      20.34
--------------------------------------------------------------------------------
           1995                      33.16                      29.75
--------------------------------------------------------------------------------
           1994                       7.83                       3.69
--------------------------------------------------------------------------------
           1993                      15.30                      13.00
--------------------------------------------------------------------------------
           1992                       8.32                      11.05
--------------------------------------------------------------------------------
           1991                      34.35                      31.16
--------------------------------------------------------------------------------
           1990                     -25.70                      -9.24
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,   Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1 Year                    44.76                      27.80
--------------------------------------------------------------------------------
           3 Year                    35.29                      25.09
--------------------------------------------------------------------------------
           5 Year                    33.05                      25.03
--------------------------------------------------------------------------------
          10 Year                    18.81                      16.82
--------------------------------------------------------------------------------

Value Trust, which commenced operations on April 16, 1982, is a diversified open-end investment company. Value Trust's investment objective is long-term growth of capital. Value Trust invests primarily in equity securities that, in the Adviser's opinion, offer the potential for capital growth. The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more. The Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. Value Trust generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

Value Trust may also invest in debt securities of companies having one or more of the above characteristics. Value Trust may invest up to 25% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade.

For temporary purposes, or when cash is temporarily available, Value Trust may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities.

As of September 30, 1999, Value Trust had approximately $11.2 billion in assets. For its fiscal year ended March 31, 1999, the Primary Class shares of Value Trust had a total expense ratio of 1.69%.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS BEEN IN OPERATION ONLY SINCE SEPTEMBER 22, 1998. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

The investment performance for the period September 22, 1998 (inception) to September 30, 1999 for the Institutional Class shares of the LM Value Institutional Portfolio ("Value Institutional"), which has been advised by LMFA since its inception, is shown below.


                                 YEARLY TOTAL RETURN
Year Ended September 30,      Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
       1999                          44.76                         27.80
--------------------------------------------------------------------------------
       1998
     (9/22/98)                       -1.60                         -1.18
--------------------------------------------------------------------------------



                             AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,    Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
      1 Year                         44.76                         27.80
--------------------------------------------------------------------------------
    Inception
    (9/22/98)                        41.37                         25.65
--------------------------------------------------------------------------------

The investment performance for the period October 22, 1998 (inception) to September 30, 1999 for the Financial Intermediary Class shares of Value Institutional is shown below.


                             CUMULATIVE TOTAL RETURN
Period Ended September 30,  Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
    1999 (Year-to-Date)             6.23                         5.36
--------------------------------------------------------------------------------
       Inception
       (10/22/98)                  32.93                        18.19
--------------------------------------------------------------------------------

Prior Performance of a Registered Investment Company Similar to the LM Special Investment Institutional Portfolio.

The investment performance for the period from October 1, 1989 to September 30, 1999 for the Primary Class shares the Legg Mason Special Investment Trust ("Special Investment Trust") is shown below. LMFA has served as the Adviser of the Special Investment Trust since its inception. The benchmark index to which Special Investment Trust is compared is the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the performance of 500 companies selected by S&P. Although used as a benchmark, the Index's performance may not be comparable to Special Investment Trust's performance since, unlike the performance of Special Investment Trust, the Index's performance has not been adjusted for any fees or expenses.


                                YEARLY TOTAL RETURN
Year Ended September 30,      Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1999                        54.86                     27.80
--------------------------------------------------------------------------------
           1998                       -15.54                      9.05
--------------------------------------------------------------------------------
           1997                        37.71                     40.44
           1996                        18.66                     20.34
--------------------------------------------------------------------------------
           1995                        12.64                     29.75
--------------------------------------------------------------------------------
           1994                        -0.62                      3.69
--------------------------------------------------------------------------------
           1993                        39.17                     13.00
--------------------------------------------------------------------------------
           1992                         2.37                     11.05
--------------------------------------------------------------------------------
           1991                        43.77                     31.16
--------------------------------------------------------------------------------
           1990                       -15.61                     -9.24
--------------------------------------------------------------------------------


                            AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,     Account Performance (%)   S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1 Year                      54.86                     27.80
--------------------------------------------------------------------------------
           3 Year                      21.67                     25.09
--------------------------------------------------------------------------------
           5 Year                      19.21                     25.03
--------------------------------------------------------------------------------
          10 Year                      15.25                     16.82
--------------------------------------------------------------------------------

Special Investment Trust, which commenced operations on December 30, 1985, is a diversified open-end investment company. Special Investment Trust's investment objective is capital appreciation. Special Investment Trust invests primarily in equity securities, and securities convertible into equity securities, of companies whose market capitalizations are typically classified as small to mid-sized. The Adviser defines small to mid-sized companies as those below the top 500 U.S. companies in terms of market capitalization. It also invests in "special situations" without regard to market capitalization. Special situations are securities undergoing unusual or possibly one-time developments that, in the opinion of the Adviser, make them attractive for investment. Such developments may include actual or anticipated: sale or termination of an unprofitable part of the company's business; change in the company's management or in management's philosophy; a basic change in the industry in which the company operates; introduction of new products or technologies; or the prospect or effect of acquisition or merger activities.

Special Investment Trust's Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more.

Special Investment Trust also invests in debt securities of companies having one or more of the above characteristics. Special Investment Trust may invest up to 35% of its net assets in debt securities rated below investment grade. Special Investment Trust may invest up to 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings.

For temporary defensive purposes, or when cash is temporarily available, Special Investment Trust may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities.

As of September 30, 1999, Special Investment Trust had approximately $2.1 billion in assets. For its fiscal year ended March 31, 1999, the Primary Class shares of Special Investment Trust had a total expense ratio of 1.84%.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.


Prior Performance of a Registered Investment Company Similar to the LM Total Return Institutional Portfolio.

The investment performance for the period from October 1, 1989 to September 30, 1999 for the Primary Class shares the Legg Mason Total Return Trust, Inc. ("Total Return Trust") is shown below. LMFA serves as Adviser to the Total Return Trust. The benchmark index to which Total Return Trust is compared is the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the performance of 500 companies selected by S&P. Although used as a benchmark, the Index's performance may not be comparable to Total Return Trust's performance since, unlike the performance of Total Return Trust, the Index's performance has not been adjusted for any fees or expenses.


                                YEARLY TOTAL RETURN
Year Ended September 30,      Account Performance (%)    S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1999                         9.27                     27.80
--------------------------------------------------------------------------------
           1998                        -8.84                      9.05
--------------------------------------------------------------------------------
           1997                        48.56                     40.44
--------------------------------------------------------------------------------
           1996                        19.60                     20.34
--------------------------------------------------------------------------------
           1995                        16.20                     29.75
--------------------------------------------------------------------------------
           1994                         5.37                      3.69
--------------------------------------------------------------------------------
           1993                        16.72                     13.00
--------------------------------------------------------------------------------
           1992                        15.66                     11.05
--------------------------------------------------------------------------------
           1991                        40.18                     31.16
--------------------------------------------------------------------------------
           1990                       -27.51                     -9.24
--------------------------------------------------------------------------------


                            AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,     Account Performance (%)   S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1 Year                       9.27                     27.80
--------------------------------------------------------------------------------
           3 Year                      13.96                     25.09
--------------------------------------------------------------------------------
           5 Year                      15.51                     25.03
--------------------------------------------------------------------------------
          10 Year                      11.51                     16.82
--------------------------------------------------------------------------------

Total Return Trust, which commenced operations on November 21, 1985, is a diversified open-end investment company. Total Return Trust's investment objective is to obtain capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. Total Return Trust invests primarily in securities that, in the Adviser's opinion, offer the potential for long-term capital growth and attractive current income. Total Return Trust invests primarily in common stocks, debt securities, and securities convertible into common stocks, but is not limited to these types of securities. Total Return Trust may invest in securities that do not pay current income but do, in the Adviser's opinion, offer prospects for capital appreciation and/or future income. The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, the value of its assets, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geo-political dynamics, and more. The Total Return Trust may invest in companies of any size.

Total Return Trust may invest in money market securities for temporary defensive purposes or when cash is temporarily available. Consistent with the investment objective, Total Return Trust may also invest in debt securities when the Adviser believes the return on certain debt securities may equal or exceed the return on equity securities. Total Return Trust may invest in debt securities of any maturity of both foreign and domestic issuers without regard to rating, and may invest its assets in such securities without regard to a percentage limit. The Adviser currently anticipates that under normal market conditions, the fund will invest no more than 50% of its total assets in intermediate-term and long-term debt securities and no more than 5% of its total assets in debt securities not rated investment grade.

As of September 30, 1999, Total Return Trust had approximately $544.5 million in assets. For its fiscal year ended March 31, 1999, the Primary Class shares of Total Return Trust had a total expense ratio of 1.87%.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.


Prior Performance of the Underlying Portfolios of the LM Balanced Institutional Portfolio.

The LM Balanced Institutional Portfolio is a Portfolio that invests its assets in shares of Value Institutional and the Western Asset Core Portfolio ("Core"). The prior performance shown below is not that of the LM Balanced Institutional Portfolio, but for Value Institutionaland Core. The prior performance information for Value Institutional and Core should not be considered a substitute for the performance of the LM Balanced Institutional Portfolio. As described elsewhere in the Prospectus, the LM Balanced Institutional Portfolio's Adviser will allocate the assets of the Portfolio between Value Institutional and Core in its discretion, and there can be no assurance that any particular allocation will be achieved or maintained. The Balanced Portfolio will bear its own expenses, which are not reflected in the prior performance shown in the Prospectus. As the Balanced Portfolio may only invest in the Institutional Class shares of the underlying Portfolios, the returns below do not reflect any 12b-1 fees.

The investment performance for the period September 22, 1998 (inception) to September 30, 1999 for the Institutional Class shares of Value Institutional, which has been advised by LMFA since its inception, is shown below.

                                YEARLY TOTAL RETURN
Year Ended September 30,     Account Performance (%)     S&P 500 Performance (%)
--------------------------------------------------------------------------------
            1999                    44.76                         27.80
--------------------------------------------------------------------------------
            1998
         (9/22/98)                  -1.60                         -1.18
--------------------------------------------------------------------------------

                            AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,   Account Performance (%)     S&P 500 Performance (%)
--------------------------------------------------------------------------------
           1 Year                   44.76                         27.80
--------------------------------------------------------------------------------
          Inception
          (9/22/98)                 41.37                         25.65
--------------------------------------------------------------------------------

For a description of Value Institutional, please see page 9 of the Prospectus.

As of September 30, 1999, Value Institutional had approximately $253 million in assets. For its fiscal year ended March 31, 1999, the Institutional Class shares of Value Institutional had a total expense ratio of 0.75% (after fee waivers; 1.08% in the absence of such waivers).

The investment performance for the period September 4, 1990 (inception) to September 30, 1999 for the Institutional Class shares of Core, which has been advised by Western Assetsince its inception, is shown below.


                             YEARLY TOTAL RETURN
Year Ended September 30,    Account Performance (%)   Salomon Broad Market Index
--------------------------------------------------------------------------------
         1999                       -0.91                       -0.27
--------------------------------------------------------------------------------
         1998                       11.65                       11.47
--------------------------------------------------------------------------------
         1997                       10.16                        9.71
--------------------------------------------------------------------------------
         1996                        4.73                        4.92
--------------------------------------------------------------------------------
         1995                       15.75                       14.06
--------------------------------------------------------------------------------
         1994                       -4.00                       -3.19
--------------------------------------------------------------------------------
         1993                       13.58                       10.18
--------------------------------------------------------------------------------
         1992                       14.17                       12.64
--------------------------------------------------------------------------------
         1991                       17.10                       16.02
--------------------------------------------------------------------------------
         1990
       (9/4/90)                      0.46                        0.87
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,  Account Performance (%)   Salomon Broad Market Index
--------------------------------------------------------------------------------
         1 Year                     -0.91                       -0.27
--------------------------------------------------------------------------------
         3 Year                      6.81                        6.84
--------------------------------------------------------------------------------
         5 Year                      8.12                        7.85
--------------------------------------------------------------------------------
       Inception
        (9/4/90)                     8.88                        8.24
--------------------------------------------------------------------------------

For a description of Core, see page 4 of the Prospectus.

As of September 30, 1999, Core had approximately $671.7 million in assets. For its fiscal year ended March 31, 1999, the Institutional Class shares of Core had a total expense ratio of 0.50%.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

Prior Performance of Accounts Similar to the Batterymarch U.S. MidCapitalization Equity Portfolio.

The investment performance for the period from November 6, 1998 to September 30, 1999 of all accounts managed by Batterymarch that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio is shown below. November 6, 1998 represents the commencement of investment activities for the initial account included in the Composite. The benchmark index to which the accounts are compared is the S&P MidCap 400 Index ("S&P 400"). The S&P 400 is an unmanaged, market-weighted composite index of 400 stocks in the middle capitalization sector of the U.S. equities market. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.


                            CUMULATIVE TOTAL RETURN
Period Ended September 30,  Account Performance (%)           S&P MidCap 400 (%)
--------------------------------------------------------------------------------
         Inception
          (11/6/98)                12.55                             15.20
--------------------------------------------------------------------------------

The number of accounts included in the composite has ranged from 1 to 3 over the relevant period and the aggregate assets of the accounts has ranged from $22 million to $59 million over the period. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.


Prior Performance of Accounts Similar to the Batterymarch U.S. Small Capitalization Equity Portfolio.

The investment performance for the period from October 1, 1993 to September 30, 1999 of all accounts managed by Batterymarch that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio is shown below. October 1, 1993 represents the commencement of investment activities for the initial account included in the composite. The benchmark index to which the accounts are compared is the Russell 2000 Index ("Russell 2000"). The Russell 2000 is an unmanaged, capitalization-weighted, broad based index of 2,000 small capitalization U.S. companies. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.


                               YEARLY TOTAL RETURN
Year Ended September 30,    Account Performance (%)     Russell 2000 Index (%)
--------------------------------------------------------------------------------
          1999                     38.12                         19.07
--------------------------------------------------------------------------------
          1998                    -12.76                        -19.02
--------------------------------------------------------------------------------
          1997                     36.56                         33.19
--------------------------------------------------------------------------------
          1996                     32.30                         13.13
--------------------------------------------------------------------------------
          1995                     30.89                         23.40
--------------------------------------------------------------------------------
          1994                     -0.74                          2.62
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,  Account Performance (%)     Russell 2000 Index (%)
--------------------------------------------------------------------------------
         1 Year                    38.12                         19.07
--------------------------------------------------------------------------------
         3 Year                    18.06                          8.70
--------------------------------------------------------------------------------
         5 Year                    23.30                         12.39
--------------------------------------------------------------------------------
         Inception
         (10/1/93)                 18.92                         10.93
--------------------------------------------------------------------------------

The number of accounts included in the composite has ranged from 1 to 8 over the relevant period and the aggregate assets of the accounts has ranged from $21 million to $119 million over the period. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.


Prior Performance of Accounts Similar to the Batterymarch International Equity Portfolio.

The investment performance for the period from October 1, 1989 to September 30, 1999 of all accounts managed by Batterymarch that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio is shown below. The benchmark index to which the accounts are compared is the MSCI Europe Australia & Far East Index ("MSCI EAFE"). The MSCI EAFE is an unmanaged index representing the performance of share prices of approximately 1100 companies listed on stock exchanges around the world. Twenty countries are included in the Index. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.


                              YEARLY TOTAL RETURN
Year Ended September 30,    Account Performance (%)    MSCI EAFE Performance (%)
--------------------------------------------------------------------------------
         1999                         19.95                       31.32
--------------------------------------------------------------------------------
         1998                        -10.59                       -8.08
--------------------------------------------------------------------------------
         1997                         20.84                       12.49
--------------------------------------------------------------------------------
         1996                         11.27                        8.94
--------------------------------------------------------------------------------
         1995                          3.18                        6.11
--------------------------------------------------------------------------------
         1994                         11.47                       10.11
--------------------------------------------------------------------------------
         1993                         20.21                       26.75
--------------------------------------------------------------------------------
         1992                         -4.60                       -6.78
--------------------------------------------------------------------------------
         1991                         11.96                       22.31
--------------------------------------------------------------------------------
         1990                        -12.63                      -27.39
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,  Account Performance (%)    MSCI EAFE Performance (%)
--------------------------------------------------------------------------------
         1 Year                       19.95                       31.32
--------------------------------------------------------------------------------
         3 Year                        9.03                       10.73
--------------------------------------------------------------------------------
         5 Year                        8.27                        9.43
--------------------------------------------------------------------------------
        10 Year                        6.41                        6.13
--------------------------------------------------------------------------------

The number of accounts included in the composite has ranged from 4 to 11 over the relevant period and the aggregate assets of the accounts has ranged from $705 million to $1.4 billion over the period. One of the accounts included in the composite is a registered investment company. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

The investment performance for the period from February 17, 1995 (inception) to September 30, 1999 for the Primary Class shares the Legg Mason International Equity Trust ("International Equity Trust"), which has been advised by Batterymarch since its inception, is shown below.

                               YEARLY TOTAL RETURN
Year Ended September 30,     Account Performance (%)   MSCI EAFE Performance (%)
--------------------------------------------------------------------------------
          1999                        20.32                      31.32
--------------------------------------------------------------------------------
          1998                       -15.17                      -8.08
--------------------------------------------------------------------------------
          1997                        18.91                      12.49
--------------------------------------------------------------------------------
          1996                        11.88                       8.94
--------------------------------------------------------------------------------
          1995
   (Inception 2/17/95)                12.05                      13.11
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,   Account Performance (%)   MSCI EAFE Performance (%)
--------------------------------------------------------------------------------
         1 Year                       20.32                      31.32
--------------------------------------------------------------------------------
         3 Year                        6.67                      10.73
--------------------------------------------------------------------------------
      Since Inception
        (2/17/95)                      8.46                      11.55
--------------------------------------------------------------------------------

International Equity Trust, which commenced operations on February 17, 1995, is a diversified open-end investment company. International Equity Trust's investment objective is maximum long-term total return. International Equity Trust's Adviser currently intends to invest substantially all of the fund's assets in non-U.S. equity securities. The primary focus of the Adviser is stock selection, with a secondary focus on country allocation. The Adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks the 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model are intended to measure growth, value, fundamental expectations and technical indicators (i.e., supply and demand). Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors that its research indicates are effective, eliminating factors that are not valid in a particular market. The Adviser runs the stock selection model and re-balances the portfolio daily, purchasing all stocks ranked "buys" by the model and selling all stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

Country allocation for the developed markets portion of the fund is based on rankings generated by the Adviser's proprietary country model. The Adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, United Kingdom, France, Canada and Germany. International Equity Trust may invest up to 35% of its total assets in emerging market securities. The Adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies which the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

International Equity Trust's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies. More than 25% of International Equity Trust's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, International Equity Trust may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be investment grade.

As of September 30, 1999, International Equity Trust had approximately $254.7 million in assets. For its fiscal year ended December 31, 1998, the Primary Class shares of International Equity Trust had a total expense ratio of 2.14%.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.


Prior Performance of Accounts Similar to the Batterymarch Emerging Markets Portfolio.

The investment performance for the period from January 1, 1994 to September 30, 1999 of all accounts managed by Batterymarch that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio is shown below. January 1, 1994 represents the commencement of investment activities for the initial account included in the composite. The benchmark index to which the accounts are compared is the MSCI Emerging Markets Free Index with Gross Dividends ("MSCI EMF"). The MSCI EMF is an unmanaged index representing the performance of a market weighted aggregate of 26 individual emerging country indexes and takes into account local and market restrictions on share ownership by foreigners. Although used as a benchmark, the Index's performance may not be comparable to the accounts' performance since, unlike the performance of the accounts, the Index's performance has not been adjusted for any fees or expenses.


                               YEARLY TOTAL RETURN
Year Ended September 30,     Account Performance (%)    MSCI EMF Performance (%)
--------------------------------------------------------------------------------
          1999                        71.50                       56.52
--------------------------------------------------------------------------------
          1998                       -50.31                      -47.81
--------------------------------------------------------------------------------
          1997                        18.09                        6.56
--------------------------------------------------------------------------------
          1996                         7.21                        5.21
--------------------------------------------------------------------------------
          1995                       -20.78                      -17.73
--------------------------------------------------------------------------------
          1994
  (Inception 1/1/94)                   1.48                       11.16
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,   Account Performance (%)    MSCI EMF Performance (%)
--------------------------------------------------------------------------------
         1 Year                       71.50                       56.52
--------------------------------------------------------------------------------
         3 Year                        0.22                       -4.52
--------------------------------------------------------------------------------
         5 Year                       -3.09                       -5.50
--------------------------------------------------------------------------------
      Since Inception
        (1/1/94)                      -2.44                       -3.48
--------------------------------------------------------------------------------


The number of accounts included in the composite has ranged from 1 to 4 over the relevant period and the aggregate assets of the accounts has ranged from $43 million to $1 billion over the period. One of the accounts included in the composite is a registered investment company. Accounts included in the composite are generally not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or the Code. The performance results for these accounts might have been adversely affected had the accounts been subject to these requirements, restrictions and limitations. These potential differences do not adversely affect the determination that the accounts included in this composite are managed in a substantially similar manner to the Portfolio.

The investment performance for the period from May 28, 1996 (inception) to September 30, 1999 for the Primary Class shares of the Legg Mason Emerging Markets Trust ("Emerging Markets Trust"), which has been advised by Batterymarch since its inception, is shown below.


                              YEARLY TOTAL RETURN
Year Ended September 30,    Account Performance (%)     MSCI EMF Performance (%)
--------------------------------------------------------------------------------
         1999                       67.28                        56.52
--------------------------------------------------------------------------------
         1998                      -50.73                       -47.81
--------------------------------------------------------------------------------
         1997                       22.42                         6.56
--------------------------------------------------------------------------------
         1996
   (Inception 5/28/96)              -0.88                        -8.87
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURN
Period Ended September 30,  Account Performance (%)     MSCI EMF Performance (%)
--------------------------------------------------------------------------------
         1 Year                  67.28                           56.52
--------------------------------------------------------------------------------
         3 Year                   0.30                           -4.52
--------------------------------------------------------------------------------
      Since Inception
        (5/28/96)                 0.18                           -4.96
--------------------------------------------------------------------------------

Emerging Markets Trust, which commenced operations on May 28, 1996, is a diversified open-end investment company. Emerging Markets Trust's investment objective is long-term capital appreciation. Emerging Markets Trust's Adviser intends to invest substantially all of the fund's assets in equity securities and convertible securities of emerging market issuers.

Emerging Markets Trust intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

More than 25% of Emerging Markets Trust's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

The Adviser focuses on higher-quality, dominant emerging markets companies which the Adviser believes to have strong growth prospects and reasonable valuations, selected from a principal investable universe of approximately 1,000 stocks. The Adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the Adviser with tested quantitative valuation disciplines in those markets where reliable data is available. In determining country allocation, the Adviser also merges quantitative and fundamental approaches. In markets with reliable historical data, buy and sell decisions are driven by a combination of quantitative valuations and the Adviser's fundamental opinions. Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

When cash is temporarily available, or for temporary defensive purposes, when the Adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the adviser to be investment grade.

As of September 30, 1999, Emerging Markets Trust had approximately $77.5 million in assets. For its fiscal year ended December 31, 1998, the Primary Class shares of Emerging Markets Trust had a total expense ratio of 2.50% (after fee waivers; 2.78% in the absence of such waivers).

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO, WHICH HAS NOT YET COMMENCED OPERATIONS AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE PORTFOLIO. THE PORTFOLIO'S FUTURE PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN.

LM INSTITUTIONAL FUND ADVISORS I
LM INSTITUTIONAL FUND ADVISORS II

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635

Custodian
State Street Bank and Trust Co.
P.O. Box 1713
Boston, Massachusetts 02105

Transfer Agent and Shareholder Servicing Agent
Boston Financial Data Services
P.O. Box 953
Boston, Massachusetts 02103

Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Auditors
PricewaterhouseCoopers LLP                         Ernst & Young LLP
250 W. Pratt Street                                2001 Market Street
Baltimore, Maryland 21201                          Philadelphia, PA 19103

Distributors
Legg Mason Wood Walker, Incorporated               Arroyo Seco, Inc.
100 Light Street P.O. Box 1476                     117 East Colorado Boulevard
Baltimore, Maryland 21203-1476                     Pasadena, California 91105

For investors who want more information about LM Institutional Fund Advisors I, Inc. ("LMIFA I") and LM Institutional Fund Advisors II, Inc. ("LMIFA II"), the following documents are available upon request.

Annual Reports
Annual and semi-annual reports provide additional information about the Portfolios' investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of a Portfolio during the last fiscal year.

Statement of Additional Information
The SAI of each of LMIFA I and LMIFA II contains additional detailed information about LMIFA I and LMIFA II and is incorporated by reference into (legally part of) this prospectus.

Investors can receive free copies of these materials, request other information about the Portfolios and make shareholder inquiries by calling 1-888-425-6432.

Information about the Portfolios, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also make an electronic request at: publicinfo@sec.gov or write to: SEC, Public Reference Section, Washington,D.C. 20549-0102. A fee will be charged for making copies.

The Investment Company Act of 1940 file numbers for LMIFA I and LMIFA II are 811-06110 and 811-8611, respectively.

                     LM INSTITUTIONAL FUND ADVISORS II, INC.
                                  100 LIGHT ST.
                               BALTIMORE, MD 21202

                      Supplement dated December 29, 1999 to
            Statement of Additional Information dated August 1, 1999

 Shares of the Brandywine Small Cap Value Portfolio are no longer being offered.